Annual Operating Expenses {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-11 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2020
Fidelity Advisor High Income Advantage Fund-Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	1.00%
Fidelity Advisor High Income Advantage Fund-Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	1.00%
Fidelity Advisor High Income Advantage Fund-Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.77%
Fidelity Advisor High Income Advantage Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.75%
Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.65%